Related parties (Detail 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Transactions with other related parties - Financial expenses	$ (5,007)	$ (22,602)	$ (81,024)
Merchants
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	821	271	1,494
Preferred Suppliers
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ (27,873)	$ (911)	$ (53)